OTHER DEFERRED CHARGES (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other deferred charges
Preliminary surveys and investigations	$ 108,567	$ 107,146	$ 131,693
Advances to operating agents of jointly owned facilities	16,871	11,537	20,567
Other	3,681	3,852	3,940
Total other deferred charges	129,119	122,535	$ 156,200
Holcomb Station Project
Other deferred charges
Preliminary surveys and investigations	$ 88,000	$ 86,700